Provisions (Current and Non-Current) (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Current provisions	$ 432,933	$ 487,682
Estimated term for provision settlement	12 months
Annual Leave And Long Service Leave [Member]
Statement Line Items [Line Items]
Current provisions	$ 432,933	$ 487,682